PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:
Machinery and equipment	32,865	37,219
Equipment advanced payments	903	751
Leasehold improvements	10,985	9,251
Office furniture and equipment	882	790

	45,635	48,011
Accumulated depreciation:
Machinery and equipment	(21,696)	(29,424)
Leasehold improvements	(8,732)	(8,624)
Office furniture and equipment	(629)	(609)

	(31,057)	(38,657)

Depreciated cost	14,578	9,354

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 were $1,546, $1,317 and $1,541, respectively.